Related Party Transactions and Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions and Arrangements

NOTE 7:    Related Party Transactions and Arrangements

Fees and Expenses Paid to Our Advisor

Effective as of May 7, 2013, we entered into the Second Amended and Restated Advisory Agreement, or the amended and restated advisory agreement. The amended and restated advisory agreement was adopted primarily to adjust the advisor’s compensation and modify its duties to us.

Pursuant to the terms of the amended advisory agreement, our advisor will be compensated as follows:

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Annual base management fee of 0.75% of average gross real estate assets. Average gross real estate assets means the average of the aggregate book value of our real estate assets before reserves for depreciation or other similar noncash reserves. We will compute average gross real estate assets by taking the average of these book values at the end of each month during the quarter for which we are calculating the fee. The fee is payable quarterly in an amount equal to 0.1875% of average gross real estate assets as of the last day of such quarter. In July 2013, our advisor agreed to an amendment to our advisory agreement, which provides that the gross assets attributable to the initial eight properties in our existing portfolio are excluded from the computation of the base management fee payable to the advisor, which amendment is retroactive to April 1, 2013. This agreement will have the effect of increasing our net income, or reducing our net loss, in future periods from what they otherwise would be. For the three and nine-month periods ended September 30, 2013 our advisor waived $0 and $494 of asset management fees, respectively. For the three and nine-month periods ended September 30, 2012 our advisor waived $205 and $615, respectively.

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Beginning with the second quarter of 2013, we will pay our advisor an incentive fee based on our pre-incentive fee core funds from operations, or Core FFO, a non-GAAP measure as defined in the advisory agreement. The incentive fee is computed at the end of each fiscal quarter as follows:

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no incentive fee in any fiscal quarter in which our pre-incentive fee Core FFO does not exceed the hurdle rate of 1.75% (7% annualized) of the cumulative gross amount of equity capital we have obtained; and

•	20% of the amount of our pre-incentive fee Core FFO that exceeds 1.75% (7% annualized) of the cumulative gross amount of equity capital we have obtained.

For the three and nine-month periods ended September 30, 2013 we paid $79 of incentive fees to our advisor.

Our advisor generally has responsibility for our day-to-day operations. Pursuant to the terms of the advisory agreement, we paid our advisor the fees described below.

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We paid to our advisor an asset management fee that is payable quarterly in an amount equal to 0.1875% of the average invested assets as of the last day of the quarter, which equates to an annualized rate of 0.75% per annum. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. For the three and nine-month periods ended September 30, 2013, we paid $0 and $82 of asset management fees to our advisor, respectively. For the three and nine-month periods ended September 30, 2012, we paid $53 and $115 of asset management fees to our advisor, respectively. As of September 30, 2013 and December 31, 2012 we had liabilities payable to our advisor for asset management fees of $4 and $80, respectively.

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If our advisor provided services in connection with the financing of any third party debt that we obtain, we would pay the advisor a financing coordination fee equal to 1.0% of the amount available and/or outstanding under such financing, subject to certain limitations. We do not pay financing coordination fees in connection with debt provided by RAIT. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing. For the three and nine-month periods ended September 30, 2013, we paid $0 and $102 of financing coordination fees to our advisor, respectively. For the three and nine-month periods ended September 30, 2012, we did not pay any financing coordination fees to our advisor. As of September 30, 2013 and December 31, 2012, we had liabilities payable to our advisor for financing coordination fees of $0 and $102, respectively.

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We may pay our advisor a disposition fee upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset. For the three and nine-month periods ended September 30, 2013 and 2012, we did not pay any disposition fees to our advisor.

In addition to the fees we pay to our advisor pursuant to the advisory agreement prior to May 7, 2013, we also reimbursed our advisor and its affiliates for the costs and expenses, subject to the limitations described below under the heading “2%/25% Guidelines.” We did not reimburse the advisor or its affiliates for services for which the advisor or its affiliates are entitled to compensation in the form of a separate fee. If the advisor or its affiliates perform services that are outside of the scope of the advisory agreement, we will compensate them at rates and in amounts agreed upon by the advisor and the independent directors. We reimburse our advisor for acquisition expenses up to a maximum amount which, collectively with all acquisition fees and expenses, will not exceed, in the aggregate, 6% of the gross offering proceeds from our continuous offering.

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We may reimburse our advisor for certain costs it incurs in connection with the services it provides to us including, but not limited to: (i) organization and offering costs in an amount up to 1% of gross offering proceeds, which include actual legal, accounting, printing and expenses attributable to preparing the SEC registration statement, qualification of the shares for sale in the states and filing fees incurred by the advisor, as well as reimbursements for salaries and direct expenses of its employees, including, without limitation, employee benefits, while engaged in registering the shares and other organization costs, other than selling commissions and the dealer manager fee; (ii) advertising expenses, expense reimbursements, and legal and accounting fees; (iii) the actual cost of goods and materials used by us and obtained from entities not affiliated with the advisor; (iv) administrative services (including personnel costs; provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the advisor receives a separate fee); and (v) rent, leasehold improvement costs, utilities or other administrative items generally constituting our advisor’s overhead. We will not reimburse the advisor for any services for which we will pay the advisor a separate fee. For the three and nine-month period ended September 30, 2013, our advisor incurred $0 and $288 of organization and offering costs, respectively. For the three and nine-month periods ended September 30, 2012, our advisor incurred $79 and $622 of organization and offering costs, respectively. During the three and nine-months ended September 30, 2013, we reimbursed our advisor for $0 and $3, respectively, of organization and offering costs.

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We reimburse our advisor for expenses it incurs in connection with our purchase of an asset. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets. For the three and nine-month period ended September 30, 2013 and 2012, we did not reimburse our advisor for any acquisition expenses.

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During the nine-month period ended September 30, 2013, our advisor reimbursed us for $134 of transfer agent costs we incurred from January 2013 through May 2013 in connection with the continuous offering.

2%/25% Guidelines

Our charter was amended on May 7, 2013. The amendments included removing the 2%/25% Guidelines.

Commencing on the fourth fiscal quarter following the quarter ended June 30, 2011 through May 7, 2013 our advisor was required to reimburse us for the amounts, if any, by which our total REIT operating expenses paid during the previous fiscal year exceed the greater of:

•	2% of our average invested assets for that fiscal year; or

•	25% of our net income for that fiscal year;

provided, however, that only so much of the excess specified above was required to be reimbursed as the board of directors, including a majority of the independent directors, determined should justifiably be reimbursed in light of any unanticipated, unusual or non-recurring factors. Within 60 days after the end of the quarter for which the excess occurred, we were required to send to the stockholders a written disclosure and explanation of the factors the independent directors considered in arriving at the conclusion that the higher total operating expenses were justified. Operating expenses were defined for this purpose as all expenses paid or incurred by us, as determined under GAAP, that were in any way related to our operation, including advisory fees, but excluding (i) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, registration and stock exchange listing of our stock; (ii) interest payments; (iii) taxes; (iv) non-cash expenditures such as depreciation, amortization and bad debt reserves; (v) reasonable incentive fees based on the gain from the sale of our assets; and (vi) acquisition fees and expenses (including expenses relating to potential investments that we did not close), disposition fees on the resale of property and other expenses connected with the acquisition, disposition and ownership of real estate interests, loans or other property (including the costs of foreclosure, insurance premiums, legal services, maintenance, repair and improvement of property).

Selling Commissions and Fees Paid to our Dealer Manager

The dealer manager for our continuous offering of common stock was IR Securities, an indirect wholly owned subsidiary of RAIT. IR Securities is a licensed broker-dealer registered with FINRA. IR Securities did not participate in the underwritten offering and our agreement with IR Securities was terminated when we terminated our continuous offering. IR Securities was entitled to certain selling commissions, dealer manager fees and reimbursements relating to raising capital in connection with the continuous offering. Our agreement with IR Securities provided for the following compensation relating to the continuous offering:

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We paid IR Securities selling commissions of up to 7.0% of the gross proceeds from our continuous offering. IR Securities reallowed all or a portion of commissions earned for those transactions that involve participating broker-dealers. For the three and nine-month periods ended September 30, 2013, we did not pay any selling commissions to IR Securities.

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We paid IR Securities a dealer manager fee of 3.0% of the gross proceeds from our continuous offering. IR Securities, in its sole discretion, could reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers. For the three and nine-month periods ended September 30, 2013, we paid $0 and $4 of dealer manager fees to IR Securities, respectively. For the three and nine-month periods ended September 30, 2012, we did not pay any dealer manager fees to IR Securities.

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We reimbursed IR Securities for its reasonable bona fide due diligence expenses and reimbursed it for reimbursements it could make to broker-dealers for reasonable bona fide due diligence expenses which are included in a detailed and itemized invoice. Reimbursement of these amounts, combined with the reimbursement of all other organizational and offering costs, was not to exceed 15% of the gross proceeds raised in our continuous offering. For the three and nine-month periods ended September 30, 2013 and 2012, IR Securities did not incur any reimbursable due diligence expenses.

Property Management Fees Paid to Our Property Manager

We have entered into property management agreements with Jupiter Communities, LLC, d.b.a. RAIT Residential, or our property manager, which is majority owned by RAIT, with respect to each of our properties. Pursuant to the property management agreements, we pay our property manager property management and leasing fees on a monthly basis of an amount up to 4.0% of the gross revenues from the property for each month. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm’s length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. Each management agreement has an initial one year term, subject to automatic one-year renewals unless either party gives prior notice of its desire to terminate the management agreement. For the three and nine-month periods ended September 30, 2013, we paid $187 and $559, respectively, of property management and leasing fees to our property manager. For the three and nine-month periods ended September 30, 2012, we paid $164 and $473 of property management and leasing fees to our property manager, respectively. As of September 30, 2013 and December 31, 2012, we had liabilities payable to our property manager for property management and leasing fees of $63 and $59, respectively.

NOTE 7:    Related Party Transactions and Arrangements

Fees and Expenses Paid to Our Advisor

Our advisor generally has responsibility for our day-to-day operations. Pursuant to the terms of our Advisory Agreement, we pay our advisor the fees described below.

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We pay to our advisor an asset management fee that is payable quarterly in an amount equal to 0.1875% of the average invested assets as of the last day of the quarter, which equates to an annualized rate of 0.75% per annum. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. As part of the acquisition of our initial portfolio of six properties, our advisor agreed to waive any asset management fees on the initial portfolio for the first two years of our ownership. For the years ended December 31, 2012, 2011 and 2010, we paid $240, $9 and $0 of asset management fees to our advisor respectively. As of December 31, 2012 and 2011, we had liabilities payable to our advisor for asset management fees of $80 and $9, respectively.

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If our advisor provides services in connection with the financing of any third party debt that we obtain, we will pay the advisor a financing coordination fee equal to 1.0% of the amount available and/or outstanding under such financing, subject to certain limitations. We do not pay financing coordination fees in connection with debt provided by our sponsor. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing. For the year ended December 31, 2012, we paid $102 of financing coordination fees to our advisor. For the years ended December 31, 2011 and 2010 we did not pay any financing coordination fees to our advisor. As of December 31, 2012 and 2011, we had liabilities payable to our advisor for financing coordination fees of $102 and $0, respectively.

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We may pay our advisor a disposition fee upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset. For the years ended December 31, 2012, 2011 and 2010, we did not pay any disposition fees to our advisor.

In addition to the fees we pay to our advisor pursuant to the advisory agreement, we also reimburse our advisor and its affiliates for the costs and expenses, subject to the limitations described below under the heading “2%/25% Guidelines.” We do not reimburse the advisor or its affiliates for services for which the advisor or its affiliates are entitled to compensation in the form of a separate fee. If the advisor or its affiliates perform services that are outside of the scope of the advisory agreement, we will compensate them at rates and in amounts agreed upon by the advisor and the independent directors. We reimburse our advisor for acquisition expenses up to a maximum amount which, collectively with all acquisition fees and expenses, will not exceed, in the aggregate, 6% of the gross offering proceeds from our public offering.

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We may reimburse our advisor for certain costs it incurs in connection with the services it provides to us including, but not limited to: (i) organization and offering costs in an amount up to 1% of gross offering proceeds, which include actual legal, accounting, printing and expenses attributable to preparing the SEC registration statement, qualification of the shares for sale in the states and filing fees incurred by the advisor, as well as reimbursements for salaries and direct expenses of its employees, including, without limitation, employee benefits, while engaged in registering the shares and other organization costs, other than selling commissions and the dealer manager fee; (ii) advertising expenses, expense reimbursements, and legal and accounting fees; (iii) the actual cost of goods and materials used by us and obtained from entities not affiliated with the advisor; (iv) administrative services (including personnel costs; provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the advisor receives a separate fee); and (v) rent, leasehold improvement costs, utilities or other administrative items generally constituting our advisor’s overhead. We will not reimburse the advisor for any services for which we will pay the advisor a separate fee. For the year ended December 31, 2012, our advisor incurred $657 of these expenses. During the year ended December 31, 2012, we reimbursed our advisor for $32 of these expenses. For the years ended December 31, 2011 and 2010 we did not reimburse our advisor for any of these expenses.

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We reimburse our advisor for expenses it incurs in connection with our purchase of an asset. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets. For the years ended December 31, 2012, 2011 and 2010, we did not reimburse our advisor for any acquisition expenses.

Our advisory agreement has a one-year term, subject to an unlimited number of successive one-year renewals upon mutual consent of the parties. We may terminate the advisory agreement without penalty upon 60 days’ written notice. If we terminate the advisory agreement, we will pay our advisor all unpaid advances for operating expenses and all earned but unpaid fees. Effective April 7, 2012, our advisory agreement was renewed for a one-year term through April 7, 2013. On February 28, 2013, our advisory agreement was renewed effective April 7, 2013 for a one-year term through April 7, 2014.

Selling Commissions and Fees Paid to our Dealer Manager

The dealer manager for our public offering of common stock is Independence Realty Securities, LLC, an indirect wholly owned subsidiary of our sponsor. Our dealer manager is a licensed broker-dealer registered with FINRA. Our dealer manager is entitled to certain selling commissions, dealer manager fees and reimbursements relating to raising capital. Our dealer manager agreement with our dealer manager provides for the following compensation:

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We pay our dealer manager selling commissions of up to 7.0% of the gross proceeds from our public offering. Our dealer manager intends to reallow all or a portion of commissions earned for those transactions that involve participating broker-dealers. For the years ended December 31, 2012, 2011 and 2010, we did not pay any commissions to our dealer manager.

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We pay our dealer manager a dealer manager fee of 3.0% of the gross proceeds from our public offering. Our dealer manager, in its sole discretion, may reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers. For the year ended December 31, 2012, we paid $7 of dealer manager fees to our dealer manager. For the years ended December 31, 2011 and 2010 we did not pay any dealer manager fees to our dealer manager.

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We may reimburse our dealer manager for its reasonable bona fide due diligence expenses and reimburse it for reimbursements it may make to broker-dealers for reasonable bona fide due diligence expenses which are included in a detailed and itemized invoice. Reimbursement of these amounts, combined with the reimbursement of all other organizational and offering costs, shall not exceed 15% of the gross proceeds raised in our public offering. For the years December 31, 2012, 2011 and 2010, our dealer manager incurred $0 of reimbursable due diligence expenses.

Property Management Fees Paid to Our Property Manager

We have entered into property management agreements with Jupiter Communities, LLC, or our property manager, which is majority owned by our sponsor, with respect to each of our properties. Pursuant to the property management agreements, we pay our property manager property management and leasing fees on a monthly basis of an amount up to 4.0% of the gross revenues from the property for each month. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm’s length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. Each management agreement has an initial one year term, subject to automatic one-year renewals unless either party gives prior notice of its desire to terminate the management agreement. For the years ended December 31, 2012, 2011 and 2010, we paid $655, $339 and $0 of property management and leasing fees to our property manager, respectively. As of December 31, 2012 and 2011, we had liabilities payable to our property manager for property management and leasing fees of $59 and $44, respectively.

Equity transactions

During the year ended December 31, 2012, we sold 300,000 shares of our common stock for $10.00 per share for total gross proceeds of $3,000 to RAIT NTR. Our dealer manager did not charge any sales commissions on sales of shares to our sponsor, through RAIT NTR.

On October 11, 2012, our operating partnership established 400 limited partnership units designated as the Series B Preferred Units. The Series B Preferred Units rank junior to the Series A Preferred Units of the operating partnership and senior to the common units of the operating partnership with respect to distributions, liquidation and redemption rights. Holders of Series B Preferred Units are entitled to preferential cash distributions of 10% per annum of the $10,000 purchase price per unit. On October 11, 2012, the operating partnership issued and sold 350 Series B Preferred Units to RAIT NTR in exchange for $3,500 in cash.